UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number          811-22466

GAI Agility Income Fund
(Exact name of registrant as specified in charter)
c/o Wells Fargo Investment Institute, Inc.
Global Alternative Investments
401 South Tryon Street Charlotte, NC 28202
(Address of principal executive offices) (Zip code) Lloyd Lipsett
Wells Fargo Law Department
J9201-210
200 Berkeley Street
Boston, MA 02116
(Name and address of agent for service)

Registrant's telephone number, including area code:    (866) 440-7460

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

GAI Agility Income Fund
Schedule of Investments (unaudited)
As of December 31, 2017

Strategy	Investments	Shares	Cost	Fair Value
	Investment Funds - 83.48% Exchange Traded Funds - 7.91% Equity - 7.91%
	iShares US Preferred Stock ETF	315,347	$11,817,092	$12,005,260
	Vanguard Global ex-U.S. Real Estate Index Fund	214,645	11,531,360	12,986,023
				24,991,283
	Mutual Funds - 26.76%
	Equity - 6.47%
	Lazard Global Listed Infrastructure Portfolio	1,276,227	18,330,723	20,419,634
	Fixed Income - 20.29%
	Federated Bond Fund	1,229,902	11,542,987	11,438,085
	GMO Emerging Country Debt Fund	1,036,773	28,967,578	30,097,527
	Harbor High-Yield Bond Fund	2,244,989	22,724,018	22,562,143
				64,097,755
	Offshore Funds - 48.81%
	Fixed Income - 42.65%
	ArrowMark Income Opportunity Fund QP, Ltd.		31,211,377	30,817,478
	Beach Point Dynamic Income Offshore Fund Ltd.**		30,433,116	39,470,493
	Good Hill Overseas Fund Ltd		20,959,470	27,301,617
	Halcyon Senior Loan Fund I Offshore Ltd.		20,214,832	20,449,615
	Melody Special Situations Offshore Credit Fund L.P.**		14,760,108	16,695,667
				134,734,870
	Reinsurance - 6.16%
	Aeolus Property Catastrophe Keystone PF Fund L.P.**		20,973,336	19,444,455
	Investments in Securities - 9.46%
	Common Stock - 9.46%
	United States - 9.46%
	Basic Material - 1.33%
	Nucor Corp.	22,966	1,284,299	1,460,178
	Reliance Steel & Aluminum Co.	16,587	1,286,065	1,422,999
	RPM International Inc.	24,934	1,301,699	1,307,040
	Consumer, Cyclical - 2.56%
	Carnival Corp.	5,981	300,490	396,959
	Fastenal Co.	28,473	1,307,547	1,557,188
	Foot Locker Inc.	11,639	393,309	545,636
	General Motors Co.	32,518	1,133,530	1,332,913
	Genuine Parts Co.	6,411	621,284	609,109
	Hasbro Inc.	4,346	423,367	395,008
	Nordstrom Inc.	9,186	401,572	435,233
	PACCAR Inc.	14,005	851,615	995,475
	Penske Automotive Group Inc.	9,520	482,662	455,532

GAI Agility Income Fund Schedule of Investments (unaudited) (continued) As of December 31, 2017

Strategy	Investments	Shares	Cost	Fair Value
	Investments in Securities - 9.46% (continued) Common Stock - 9.46% (continued)
	United States - 9.46% (continued)
	Consumer, Cyclical - 2.56% (continued)
	Tapestry Inc.	10,171	$392,178	$449,863
	VF Corp.	6,497	397,600	480,778
	Williams-Sonoma Inc.	8,358	431,087	432,109
	Consumer, Non-Cyclical – 2.88%
	AbbVie Inc.	14,081	883,243	1,361,774
	Amgen Inc.	2,151	360,627	374,059
	Bristol-Myers Squibb Co.	6,562	345,781	402,119
	Cardinal Health Inc.	5,992	456,458	367,130
	Coty Inc.	24,289	404,359	483,108
	Dr Pepper Snapple Group Inc.	13,435	1,176,376	1,304,001
	Eli Lilly & Co.	11,725	1,014,368	990,294
	Gilead Sciences Inc.	4,937	329,441	353,687
	Johnson & Johnson	9,305	1,043,872	1,300,095
	Patterson Cos Inc.	10,251	394,470	370,369
	Sysco Corp.	23,245	1,128,387	1,411,669
	Whirlpool Corp.	2,345	406,742	395,461
	Energy - 0.27%
	Marathon Petroleum Corp.	12,801	667,802	844,610
	Industrial - 1.24%
	KAR Auction Services Inc.	27,570	1,098,623	1,392,560
	MSC Industrial Direct Co. Inc.	5,927	445,563	572,904
	Union Pacific Corp.	3,829	373,579	513,468
	United Technologies Corp.	11,305	1,334,289	1,442,178
	Technology - 0.42%
	KLA-Tencor Corp.	12,736	1,129,313	1,338,172
	Utilities - 0.76%
	ALLETE Inc.	15,834	1,239,324	1,177,416
	Spire Inc.	16,297	1,232,830	1,224,720
				29,895,814
	Total Investments (Cost $269,939,748*) - 92.94%			293,583,811
	Other Assets and Liabilities, net - 7.06%			22,312,068
	Net Assets - 100.00%			$315,895,879

Percentages shown are stated as a percentage of net assets as of December 31, 2017.

GAI Agility Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2017

*	The cost and unrealized appreciation/(depreciation) of investments as of December 31, 2017, as computed for federal tax purposes, were as follows:

**	Investment Fund is non income-producing

Aggregate cost	$288,472,338

Gross unrealized appreciation	$9,461,210
Gross unrealized depreciation	(4,349,737)
Net unrealized appreciation	$5,111,473

Investments by Strategy (as a percentage of total investments)
Investment Funds
Exchange Traded Funds
Equity	8.51%
Mutual Funds
Fixed Income	21.83
Equity	6.96
Total Mutual Funds	28.79
Offshore Funds
Fixed Income	45.90
Reinsurance	6.62
Total Offshore Funds	52.52
Investments in Securities
Common Stock	10.18
100.00%

Equity Swaps Outstanding as of December 31, 2017:

Counterparty	Reference Entity/Obligation	Buy/ Sell	Floating Rate Index	Pay/ Receive Floating	Termination Date	Notional Amount	Fair Value
Credit Suisse International	The Cushing 30 MLP Index	Buy	1-month USD- LIBOR_BBA	Pay	4/6/2018	$13,867,729	$(1,201,029)
Morgan Stanley Capital Services Inc.	The Cushing 30 MLP Index	Buy	Fed Funds effective	Pay	4/11/2018	12,873,436	(748,811)
							$(1,949,840)

GAI Agility Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2017

Net realized gain/(loss) and net change in unrealized appreciation/(depreciation) from investments in derivative instruments for the three month period ended December 31, 2017 were as follows:

Net Realized Gain/(Loss) on Derivative Instruments on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$329,566

Net Change in Unrealized Appreciation/(Depreciation) on Derivative Instruments on the Statement of Operations
Derivative Instruments not accounted for as hedging instruments	Swaps
Equity Contracts	$(633,109)

GAI Agility Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2017

Fair Value Measurements
The GAI Agility Income Fund (the "Fund") invests primarily in pooled investment vehicles, including, but not limited to, mutual funds, private investment funds ("Offshore Funds") and exchange traded products (collectively, "Investment Funds").
Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 820, Fair Value Measurement, defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Accounting Standards Update ("ASU") 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent), removes the requirement to categorize within the fair value hierarchy all investments for which fair value is measured using the net asset value ("NAV") per share or its equivalent. As a result, investments in Offshore Funds with a fair value of $154,179,325 using their NAVs per share (or its equivalent) as a practical expedient have not been classified in the fair value hierarchy.
The Fund measures fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three levels of the fair value hierarchy as determined by Wells Fargo Investment Institute, Inc. (the "Adviser") are:

●
Level 1 – Unadjusted quoted prices for identical securities in an active market. Since valuations are based on quoted prices that are readily-accessible at the measurement date, valuation of these securities does not entail a significant degree of judgment.

●
Level 2 – Quoted prices in non-active markets for which all significant inputs are observable either directly or indirectly. Level 2 inputs may also include pricing models whose inputs are observable or derived principally from or corroborated by observable market data.

●	Level 3 – Prices or valuation techniques that require inputs that are both significant to the fair value and unobservable. Little if any market activity exists for Level 3 securities.
Investments in mutual funds and investments in securities are included in Level 1 of the fair value hierarchy if an unadjusted price can be obtained from a reputable, independent third party pricing source as of the measurement date.
The fair value of equity swaps can be determined by an independent pricing vendor deemed reliable by management using a pricing model. The pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgment, and the pricing inputs are observed from actively quoted markets and/or dealer quotes. The Fund generally categorizes these equity swaps within Level 2 of the fair value hierarchy. In instances where significant inputs are unobservable, they would be categorized as Level 3 in the fair value hierarchy.

GAI Agility Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2017

The inputs or methodology used for valuing securities are not necessarily on indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments and other financial instruments as of December 31, 2017 is as follows:
Description	Total Fair Value at December 31, 2017	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Exchange Traded Funds Equity	$24,991,283	$24,991,283	$–	$–
Mutual Funds
Equity	20,419,634	20,419,634	–	–
Fixed Income	64,097,755	64,097,755	–	–
Investment in Securities
Common Stock	29,895,814	29,895,814	–	–
Offshore Funds (1)	154,179,325	–	–	–
Liabilities
Equity Swaps Index	(1,949,840)	–	(1,949,840)	–
Total Investments	$291,633,971	$139,404,486	$(1,949,840)	$–

(1)
Investment Funds that are measured at fair value using NAV per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy, as ASU 2015-07 removes this requirement.

The Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers between any levels during the three month period ended December 31, 2017.
While redemptions from the Investment Funds are typically permitted daily, monthly, quarterly or semi-annually, such redemptions may be deferred or suspended at any time upon the election of the investment manager of the Investment Fund. Moreover, certain Offshore Funds may amend their liquidity provisions or otherwise further restrict the Fund's ability to make withdrawals from those Offshore Funds. No such restrictions were in place as of or during the three month period ended December 31, 2017. The Fund had no unfunded capital commitments as of December 31, 2017.
The following is a summary of the investment strategies of the Investment Funds held in the Fund as of December 31, 2017:
Equity strategies generally include investments in publicly-traded equity securities, but may also include long/short funds, mutual funds and exchange-traded funds.
Fixed Income strategies generally include investments in secured leveraged loans, high yield bonds, distressed debt, and global debt. Distressed debt strategies may include restricted securities and securities that may not be registered and for which a market may not be readily available.

GAI Agility Income Fund
Schedule of Investments (unaudited) (continued)
As of December 31, 2017

Reinsurance strategies generally include investments in various insurance-based investment instruments, including insurance-linked securities and other financial instruments, the returns of which are tied primarily to insurance risk.
Please refer to the September 30, 2017 audited financial statements for full disclosure on the Fund's portfolio valuation methodology.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GAI Agility Income Fund

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/28/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Adam I. Taback
Adam I. Taback, President
(principal executive officer)

Date	2/28/2018

By (Signature and Title)*		/s/ Michael Roman
Michael Roman, Treasurer
(principal financial officer)

Date	2/28/2018

* Print the name and title of each signing officer under his or her signature.